INCOME TAXES - Maturities of the tax loss carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Tax loss carryforwards for which no deferred tax assets, subject to expiration	€ 0
Unlimited tax loss carryforwards for which no deferred tax assets	131,586	€ 162,177	€ 113,216
Up to 5 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	2,685	5,107	3,310
Up to 10 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	1,772	1,064	927
Up to 15 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets	€ 4,508	€ 5,187	3,943
Up to 20 years
INCOME TAXES
Unlimited tax loss carryforwards for which no deferred tax assets			€ 340